Off-balance sheet commitments received and contingent assets	9 Months Ended
Sep. 30, 2025
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments received and contingent assets	Off-balance sheet commitments received and contingent assets
Over the nine-month period ended September 30, 2025, the Group has not received any significant additional commitment and has not identified any contingent assets susceptible to being recognized in the future.